Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2022
Restricted Cash [Abstract]
Schedule Of Restricted Cash
Restricted cash is comprised of the following:

	As of December 31,
(In $ millions)	2022	2021
Restricted cash relating to the issuance of guarantees	10.1	10.0
Restricted cash relating to debt financings	—	1.1
Restricted cash relating to others	0.4	—
Total restricted cash	10.5	11.1
Less: amounts included in current restricted cash	(2.5)	(3.3)
Non-current restricted cash	8.0	7.8